Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2023	14,251
Effects of foreign exchange	(397)
Balance – December 31, 2024	13,854
Effects of foreign exchange	687
Balance – December 31, 2025	14,541